Basis of Presentation - Narrative (Details) kr in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) business_unit	Jun. 30, 2024 USD ($)	Jun. 30, 2024 DKK (kr)
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Number of business units | business_unit			1
Foreign exchange rate gain	$ (83)	$ (19)	$ (125)	$ (72)
Gain on marketable securities	43	50	69	119
Foreign exchange rate loss	(77)	(17)	(108)	(24)
Losses on marketable securities	$ 5	$ 26	12	49
Cash (used in) investing activities			$ 17	1,480	kr 10,134
Revision of prior period, reclassification, adjustment
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Foreign exchange rate gain				58
Gain on marketable securities				58
Foreign exchange rate loss				58
Losses on marketable securities				58
Cash (used in) investing activities				$ 11